Stock-Based Compensation (Details) - Schedule of weighted-average assumption - EQRx, INC. [Member]	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Stock-Based Compensation (Details) - Schedule of weighted-average assumption [Line Items]
Risk-free interest rate	0.91%	0.38%	0.42%
Volatility	64.00%	67.00%	66.00%
Dividend yield	0.00%	0.00%	0.00%
Expected term (years)	6 years	6 years	6 years 7 days